Expense Example - Prospectus #1	Calvert Growth Allocation Fund Class A 1 Year	Calvert Growth Allocation Fund Class A 3 Years	Calvert Growth Allocation Fund Class A 5 Years	Calvert Growth Allocation Fund Class A 10 Years	Calvert Growth Allocation Fund Class C 1 Year	Calvert Growth Allocation Fund Class C 3 Years	Calvert Growth Allocation Fund Class C 5 Years	Calvert Growth Allocation Fund Class C 10 Years	Calvert Growth Allocation Fund Class I 1 Year	Calvert Growth Allocation Fund Class I 3 Years	Calvert Growth Allocation Fund Class I 5 Years	Calvert Growth Allocation Fund Class I 10 Years	Calvert Growth Allocation Fund Class R6 1 Year	Calvert Growth Allocation Fund Class R6 3 Years	Calvert Growth Allocation Fund Class R6 5 Years	Calvert Growth Allocation Fund Class R6 10 Years	Calvert Conservative Allocation Fund Class A 1 Year	Calvert Conservative Allocation Fund Class A 3 Years	Calvert Conservative Allocation Fund Class A 5 Years	Calvert Conservative Allocation Fund Class A 10 Years	Calvert Conservative Allocation Fund Class C 1 Year	Calvert Conservative Allocation Fund Class C 3 Years	Calvert Conservative Allocation Fund Class C 5 Years	Calvert Conservative Allocation Fund Class C 10 Years	Calvert Conservative Allocation Fund Class I 1 Year	Calvert Conservative Allocation Fund Class I 3 Years	Calvert Conservative Allocation Fund Class I 5 Years	Calvert Conservative Allocation Fund Class I 10 Years	Calvert Conservative Allocation Fund Class R6 1 Year	Calvert Conservative Allocation Fund Class R6 3 Years	Calvert Conservative Allocation Fund Class R6 5 Years	Calvert Conservative Allocation Fund Class R6 10 Years	Calvert Moderate Allocation Fund Class A 1 Year	Calvert Moderate Allocation Fund Class A 3 Years	Calvert Moderate Allocation Fund Class A 5 Years	Calvert Moderate Allocation Fund Class A 10 Years	Calvert Moderate Allocation Fund Class C 1 Year	Calvert Moderate Allocation Fund Class C 3 Years	Calvert Moderate Allocation Fund Class C 5 Years	Calvert Moderate Allocation Fund Class C 10 Years	Calvert Moderate Allocation Fund Class I 1 Year	Calvert Moderate Allocation Fund Class I 3 Years	Calvert Moderate Allocation Fund Class I 5 Years	Calvert Moderate Allocation Fund Class I 10 Years	Calvert Moderate Allocation Fund Class R6 1 Year	Calvert Moderate Allocation Fund Class R6 3 Years	Calvert Moderate Allocation Fund Class R6 5 Years	Calvert Moderate Allocation Fund Class R6 10 Years
USD ($)	564	756	964	1,563	270	529	912	1,787	68	217	378	846	64	204	356	797	559	736	929	1,485	264	508	876	1,710	62	195	340	762	58	183	318	714	559	736	929	1,485	264	508	876	1,710	62	195	340	762	58	183	318	714